Directors and Senior Management - Summary of Remuneration of Directors of the Company (Detail) - Directors [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Directors Remuneration [Line Items]
Emoluments	$ 11	$ 10	$ 12
Value of released awards under long-term incentive plans	5	8	1
Employer contributions to pension plans	$ 1	$ 1	$ 1